UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD FEBRUARY 9, 2010
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	155
Form 13F Information Table Value Total: 	$235,122

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      286     3454 SH       Sole                     3454
AT&T Inc.                      COM              00206R102     1553    55391 SH       Sole                    55391
Abbott Laboratories            COM              002824100     5107    94600 SH       Sole                    94600
Aflac Inc.                     COM              001055102      223     4825 SH       Sole                     4825
Altria Group Inc.              COM              02209S103      214    10913 SH       Sole                    10913
American Campus Communities    COM              024835100      568    20230 SH       Sole                    20230
Amgen, Inc.                    COM              031162100      296     5233 SH       Sole                     5233
Apple Computer                 COM              037833100     2775    13169 SH       Sole                    13169
Aqua America Corp.             COM              03836W103      252    14416 SH       Sole                    14416
BB&T Corporation               COM              054937107      501    19749 SH       Sole                    19749
BP PLC ADR F Sponsored ADR     COM              055622104      697    12022 SH       Sole                    12022
Bank of America Corp.          COM              060505104     4695   311721 SH       Sole                   311721
Berkshire Hathaway, Inc.- CL B COM              084670207     5103     1553 SH       Sole                     1553
Buckeye Partners UTS Limited P COM              118230101      262     4815 SH       Sole                     4815
CVS Caremark Corp.             COM              126650100     6142   190688 SH       Sole                   190688
Catalyst Health Solutions, Inc COM              14888B103     8067   221187 SH       Sole                   221187
Caterpillar Inc.               COM              149123101      376     6600 SH       Sole                     6600
Charles Schwab Corp.           COM              808513105     2563   136166 SH       Sole                   136166
Chesapeake Energy Corp.        COM              165167107      374    14446 SH       Sole                    14446
Chevron Corp.                  COM              166764100     1287    16722 SH       Sole                    16722
Chipotle Mexican Grill Inc.    COM              169656105     6471    73395 SH       Sole                    73395
Cisco Systems, Inc.            COM              17275R102     5560   232240 SH       Sole                   232240
Citigroup, Inc.                COM              172967101       76    23094 SH       Sole                    23094
Coca-Cola Co.                  COM              191216100      998    17511 SH       Sole                    17511
Colgate Palmolive Co.          COM              194162103      547     6664 SH       Sole                     6664
ConocoPhillips                 COM              20825C104     1818    35603 SH       Sole                    35603
Constellation Energy Group, In COM              210371100      560    15935 SH       Sole                    15935
Corporate Office Properties Tr COM              22002T108      230     6290 SH       Sole                     6290
Dominion Resources, Inc.       COM              25746U109     1431    36761 SH       Sole                    36761
Duke Energy Corp.              COM              26441C105      604    35080 SH       Sole                    35080
Dupont Co., Inc.               COM              263534109      327     9712 SH       Sole                     9712
Education Realty Trust Inc.    COM              28140H104      164    33915 SH       Sole                    33915
Eli Lilly & Co.                COM              532457108      317     8890 SH       Sole                     8890
Enbridge Energy Partners, LP   COM              29250R106     2430    45264 SH       Sole                    45264
Enterprise Products Partners L COM              293792107      263     8368 SH       Sole                     8368
Equity Residential Properties  COM              29476L107      424    12550 SH       Sole                    12550
Exelon Corporation             COM              30161N101      335     6845 SH       Sole                     6845
Express Scripts, Inc.          COM              302182100    15598   180490 SH       Sole                   180490
Exxon Mobil Corp.              COM              30231G102    10436   153041 SH       Sole                   153041
FPL Group Inc.                 COM              302571104     4390    83116 SH       Sole                    83116
Frontier Communications        COM              35906A108      199    25417 SH       Sole                    25417
General Electric Co., Inc.     COM              369604103     6803   449643 SH       Sole                   449643
GlaxoSmithKline PLC            COM              37733W105      222     5257 SH       Sole                     5257
Glimcher Realty Trust REIT     COM              379302102       99    36525 SH       Sole                    36525
Google Inc.                    COM              38259P508     3525     5685 SH       Sole                     5685
HCP, Inc.                      COM              40414L109     2421    79286 SH       Sole                    79286
Health Care Reit Inc.          COM              42217K106     1866    42104 SH       Sole                    42104
Heinz (H.J.), Inc.             COM              423074103     5149   120415 SH       Sole                   120415
Hewlett-Packard Company        COM              428236103      691    13416 SH       Sole                    13416
Home Depot, Inc.               COM              437076102      453    15659 SH       Sole                    15659
ITT Corporation                COM              450911102     2083    41875 SH       Sole                    41875
Infinera Corp.                 COM              45667G103      249    28100 SH       Sole                    28100
Intel Corp.                    COM              458140100     5887   288556 SH       Sole                   288556
Intl Business Machines, Corp.  COM              459200101     1747    13345 SH       Sole                    13345
Itron Inc.                     COM              465741106     2341    34640 SH       Sole                    34640
J P Morgan Chase & Co.         COM              46625H100      667    16013 SH       Sole                    16013
Johnson & Johnson              COM              478160104     5754    89336 SH       Sole                    89336
Kinder Morgan Energy Unit LTD  COM              494550106     2642    43332 SH       Sole                    43332
Kraft Foods, Inc.              COM              50075N104      203     7461 SH       Sole                     7461
Lowes Companies, Inc.          COM              548661107      284    12152 SH       Sole                    12152
M & T Bank Corp.               COM              55261F104     3170    47384 SH       Sole                    47384
MDU Resources Group            COM              552690109      283    12000 SH       Sole                    12000
Marathon Oil Corp.             COM              565849106      342    10960 SH       Sole                    10960
McCormick & Co., Inc. - Voting COM              579780107     3596    99217 SH       Sole                    99217
McCormick & Company, Inc.      COM              579780206     2326    64369 SH       Sole                    64369
McDonald's Corp., Inc.         COM              580135101      566     9060 SH       Sole                     9060
McKesson Corporation           COM              58155Q103      312     5000 SH       Sole                     5000
Medco Health Solutions Inc.    COM              58405U102      613     9588 SH       Sole                     9588
Medtronic, Inc.                COM              585055106     2067    46990 SH       Sole                    46990
Merck & Co., Inc.              COM              589331107      714    19547 SH       Sole                    19547
Microsoft Corp.                COM              594918104     6798   223046 SH       Sole                   223046
Muni MTG & Equity LLC Growth S COM              62624B101        3    13100 SH       Sole                    13100
Nationwide Health Ppty         COM              638620104      589    16750 SH       Sole                    16750
Oceaneering Intl Inc.          COM              675232102      211     3600 SH       Sole                     3600
Omega Healthcare Invs REIT     COM              681936100      228    11700 SH       Sole                    11700
Openwave Systems, Inc.         COM              683718308       23    10000 SH       Sole                    10000
Oracle Corp.                   COM              68389X105      401    16334 SH       Sole                    16334
Pepsico, Inc.                  COM              713448108     6705   110287 SH       Sole                   110287
Pfizer, Inc.                   COM              717081103     2111   116053 SH       Sole                   116053
Philip Morris International In COM              718172109      455     9440 SH       Sole                     9440
Plum Creek Timber Co. REIT     COM              729251108      834    22082 SH       Sole                    22082
Procter & Gamble, Co.          COM              742718109     5732    94537 SH       Sole                    94537
Progress Energy Inc.           COM              743263105      668    16284 SH       Sole                    16284
Provident Energy Trust F Trust COM              74386K104      132    19600 SH       Sole                    19600
Qualcomm, Inc.                 COM              747525103     2875    62150 SH       Sole                    62150
Rock-Tenn Company-CL A         COM              772739207     1714    34005 SH       Sole                    34005
Royal Dutch Shell              COM              780259206      332     5520 SH       Sole                     5520
SPX Corporation                COM              784635104      306     5600 SH       Sole                     5600
Sandy Spring Bancorp, Inc.     COM              800363103       92    10300 SH       Sole                    10300
Schlumberger Inc.              COM              806857108      801    12310 SH       Sole                    12310
Southern Company, Inc.         COM              842587107      534    16040 SH       Sole                    16040
Symantec Corp.                 COM              871503108      535    29900 SH       Sole                    29900
T.Rowe Price Group, Inc.       COM              74144T108      640    12022 SH       Sole                    12022
Target Corp.                   COM              87612E106      252     5202 SH       Sole                     5202
Tellabs, Inc.                  COM              879664100      182    32000 SH       Sole                    32000
Teva Pharmaceutical Industries COM              881624209      241     4294 SH       Sole                     4294
Time Warner Cable              COM              88732J108      378     9139 SH       Sole                     9139
Time Warner Inc.               COM              887317105     1022    35066 SH       Sole                    35066
U S Bancorp.                   COM              902973304      316    14017 SH       Sole                    14017
URS Corp.                      COM              903236107     4403    98910 SH       Sole                    98910
United Technologies, Inc.      COM              913017109      306     4415 SH       Sole                     4415
V.F. Corporation               COM              918204108      581     7926 SH       Sole                     7926
Verizon Communications         COM              92343V104     1237    37328 SH       Sole                    37328
Wal-Mart Company, Inc.         COM              931142103      844    15786 SH       Sole                    15786
Walgreen Company               COM              931422109      202     5496 SH       Sole                     5496
Walt Disney Company, Inc.      COM              254687106      313     9697 SH       Sole                     9697
Warren Resources Inc.          COM              93564A100       47    19000 SH       Sole                    19000
Washington REIT                COM              939653101      569    20640 SH       Sole                    20640
Weingarten Realty Investors    COM              948741103      290    14630 SH       Sole                    14630
Wells Fargo Inc.               COM              949746101      414    15341 SH       Sole                    15341
Windstream Corp.               COM              97381W104      155    14145 SH       Sole                    14145
Yum Brands, Inc.               COM              988498101     2232    63824 SH       Sole                    63824
Zimmer Holdings, Inc.          COM              98956P102      404     6840 SH       Sole                     6840
Felcor Lodging Trust PFD A Con PFD              31430F200      274    25240 SH       Sole                    25240
Cohen & Steers REIT & Utility  COM              19247Y108      197    18560 SH       Sole                    18560
DWS RReef Real Estate Fund, In COM              233384106       47    11526 SH       Sole                    11526
Fiduciary/Claymore MLP Opportu COM              31647Q106      226    12600 SH       Sole                    12600
Ing Clarion Glb Re Est Incm Fu COM              449788108       78    12300 SH       Sole                    12300
Kayne Anderson Energy Total Re COM              48660P104      228     9850 SH       Sole                     9850
Kayne Anderson MLP Investment  COM              486606106     1209    48271 SH       Sole                    48271
MS India Investment Fund       COM              61745C105      310    13716 SH       Sole                    13716
Nicholas Applegate Conv & Inco COM              65370F101      265    28550 SH       Sole                    28550
Nuveen Equity Premier Income F COM              6706ER101      330    25380 SH       Sole                    25380
Nuveen Equity Premier Oppty Fu COM              6706EM102      440    33350 SH       Sole                    33350
Nuveen Premium Income Mun II   COM              67063W102      136    10204 SH       Sole                    10204
Nuveen Select Mat Mun Shares B COM              67061T101      197    19050 SH       Sole                    19050
Powershares India ETF          COM              73935L100     1390    62985 SH       Sole                    62985
SPDR DJ Wilshire REIT ETF      COM              78464A607     1916    38940 SH       Sole                    38940
Vanguard Mid Cap ETF           COM              922908629      292     4872 SH       Sole                     4872
iPath Dow Jones-AIG Commodity  COM              06738C778      673    15925 SH       Sole                    15925
iPath MSCI India Index ETN     COM              06739F291      413     6448 SH       Sole                     6448
iShares FTSE/Xinhua China 25 I COM              464287184     3222    76249 SH       Sole                    76249
iShares MSCI BRIC Index        COM              464286657     1339    29196 SH       Sole                    29196
iShares MSCI Brazil Index Fund COM              464286400      263     3530 SH       Sole                     3530
iShares MSCI EAFE Index Fund   COM              464287465     5285    95611 SH       Sole                    95611
iShares MSCI Emerging Markets  COM              464287234     1044    25168 SH       Sole                    25168
iShares MSCI Hong Kong Index F COM              464286871      524    33475 SH       Sole                    33475
iShares MSCI Japan Index Fund  COM              464286848      361    37075 SH       Sole                    37075
iShares MSCI Taiwan Index Fund COM              464286731     1298   100050 SH       Sole                   100050
iShares Morningstar Large Core COM              464287127      345     5400 SH       Sole                     5400
iShares Morningstar Large Grow COM              464287119     1036    17650 SH       Sole                    17650
iShares Morningstar Large Valu COM              464288109      588    11000 SH       Sole                    11000
iShares Russell 1000 Index Fun COM              464287622      736    12000 SH       Sole                    12000
iShares Russell 1000 Value     COM              464287598      603    10500 SH       Sole                    10500
iShares Russell 2000 Index Fun COM              464287655     2105    33717 SH       Sole                    33717
iShares Russell MidCap Index F COM              464287499     1219    14777 SH       Sole                    14777
iShares Russell Midcap Value I COM              464288406      529    14305 SH       Sole                    14305
iShares S&P 1500 Index         COM              464287150     1118    22300 SH       Sole                    22300
iShares S&P Euro 350 Index Fun COM              464287861      354     9084 SH       Sole                     9084
iShares S&P Smallcap 600 Index COM              464287804     1400    25590 SH       Sole                    25590
iShares TR Lehman Aggregate Bo COM              464287226      480     4648 SH       Sole                     4648
iShares Tr Dow Jones RE US Rea COM              464287739      505    10995 SH       Sole                    10995
iShares Trust Russell 2000 Gro COM              464287648      511     7510 SH       Sole                     7510
iShares Trust S&P 500 Index    COM              464287200     2654    23738 SH       Sole                    23738
iShares iBoxx $ Invest Grade C COM              464287242      282     2709 SH       Sole                     2709